United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/2009

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     11/11/09
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 92
Form 13F Information Table Entry Total: 166127
                                        (Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4904         66453 SH       Sole                              66453
                                                                81          1100 SH       Defined 01                         1100
A F L A C Inc.                 COM              001055102     3831         89631 SH       Sole                              89631
Abbott Laboratories            COM              002824100      274          5542 SH       Sole                               5542
Adobe Systems                  COM              00724f101      786         23795 SH       Sole                              23795
Alberto Culver                 COM              013068101     1530         55285 SH       Sole                              55285
American Express Company       COM              025816109      743         21905 SH       Sole                              21905
Aqua America                   COM              03836w103      276         15653 SH       Sole                              15653
Artesian Resources Corp.  Clas COM              043113208      819         48683 SH       Sole                              48683
Automatic Data Processing      COM              053015103     4055        103174 SH       Sole                             103174
BP plc                         COM              055622104     1209         22712 SH       Sole                              22712
                                                                18           340 SH       Defined 01                          340
Berkshire Hathaway Class B     COM              084670207     2190           659 SH       Sole                                659
Best Buy Company, Inc.         COM              086516101      908         24190 SH       Sole                              24190
Boeing Co.                     COM              097023105     4548         83994 SH       Sole                              83994
                                                                12           220 SH       Defined 01                          220
Bristol Myers Squibb Co.       COM              110122108      291         12933 SH       Sole                              12933
                                                                88          3890 SH       Defined 01                         3890
CBS                            COM              124857202      446         37043 SH       Sole                              37043
Colgate Palmolive              COM              194162103     3634         47645 SH       Sole                              47645
ConocoPhillips                 COM              20825C104      801         17736 SH       Sole                              17736
                                                                41           910 SH       Defined 01                          910
Cooper Industries PLC F        COM              G24182100     3806        101308 SH       Sole                             101308
Diageo PLC                     COM              25243Q205     2337         38010 SH       Sole                              38010
                                                                69          1130 SH       Defined 01                         1130
Disney Co.                     COM              254687106     3782        137719 SH       Sole                             137719
                                                                59          2150 SH       Defined 01                         2150
Dow Chemical Co                COM              260543103      522         20023 SH       Sole                              20023
DuPont                         COM              263534109     3789        117891 SH       Sole                             117891
EMC Corp                       COM              268648102      954         55980 SH       Sole                              55980
Exponent Inc                   COM              30214u102      372         13215 SH       Sole                              13215
Exxon Mobil Corp.              COM              30231g102     7108        103598 SH       Sole                             103598
Federal National Mortgage Asso COM              313586109       15         10000 SH       Sole                              10000
Fedex Corporation              COM              31428X106     5578         74161 SH       Sole                              74161
                                                                62           820 SH       Defined 01                          820
Fortune Brands Inc.            COM              349631101     2432         56574 SH       Sole                              56574
Freddie Mac                    COM              313400301       18         10000 SH       Sole                              10000
General Electric Co.           COM              369604103     4259        259401 SH       Sole                             259401
                                                                10           610 SH       Defined 01                          610
Glaxo Smithkline PLC ADR       COM              37733W105     3450         87323 SH       Sole                              87323
                                                                60          1530 SH       Defined 01                         1530
H.J. Heinz Co.                 COM              423074103     2655         66787 SH       Sole                              66787
                                                                16           410 SH       Defined 01                          410
Harley Davidson                COM              412822108      285         12375 SH       Sole                              12375
Hershey Company                COM              427866108      600         15428 SH       Sole                              15428
Hewlett Packard                COM              428236103      192          4063 SH       Sole                               4063
                                                                72          1535 SH       Defined 01                         1535
Home Depot, Inc.               COM              437076102     3567        133895 SH       Sole                             133895
Illinois Tool Works Inc        COM              452308109     1566         36670 SH       Sole                              36670
International Business Machine COM              459200101     7730         64625 SH       Sole                              64625
J P Morgan Chase & Co.         COM              46625h100     5638        128656 SH       Sole                             128656
                                                                74          1680 SH       Defined 01                         1680
Johnson & Johnson, Inc.        COM              478160104     7577        124430 SH       Sole                             124430
                                                                72          1190 SH       Defined 01                         1190
Kimberly Clarke Corp           COM              494368103      246          4164 SH       Sole                               4164
                                                                83          1410 SH       Defined 01                         1410
Laboratory Corp Amer Hldg      COM              50540R409     2090         31815 SH       Sole                              31815
Limited Brands Inc.            COM              532716107      317         18655 SH       Sole                              18655
Mc Donalds Corp.               COM              580135101     2906         50917 SH       Sole                              50917
McAfee, Inc                    COM              579064106      579         13230 SH       Sole                              13230
McCormick & Co.                COM              579780206     3297         97148 SH       Sole                              97148
Medtronic Inc.                 COM              585055106     1995         54218 SH       Sole                              54218
Merck & Company Inc. New       COM              589331107      313          9892 SH       Sole                               9892
Microsoft                      COM              594918104     6534        254050 SH       Sole                             254050
                                                                11           430 SH       Defined 01                          430
Pepsico Inc                    COM              713448108     5050         86094 SH       Sole                              86094
Pfizer                         COM              717081103     1705        103029 SH       Sole                             103029
Pinnacle West Capital Corp     COM              723484101      750         22845 SH       Sole                              22845
Procter & Gamble               COM              742718109     3720         64230 SH       Sole                              64230
Progressive Corp               COM              743315103      999         60236 SH       Sole                              60236
RPM Inc.                       COM              749685103     5043        272768 SH       Sole                             272768
Royal Dutch Shell ADR          COM              780259107      269          4695 SH       Sole                               4695
Shaw Group Inc                 COM              820280105     1523         47445 SH       Sole                              47445
South Jersey Industries        COM              838518108     1947         55160 SH       Sole                              55160
Southern Company               COM              842587107     5106        161236 SH       Sole                             161236
Stryker Corp.                  COM              863667101     1908         41990 SH       Sole                              41990
Tiffany & Co.                  COM              886547108      450         11680 SH       Sole                              11680
UGI Corp                       COM              902681105     2065         82401 SH       Sole                              82401
Under Armour Inc. Class A      COM              904311107      223          7995 SH       Sole                               7995
Unilever NV New York           COM              904784709      169          5848 SH       Sole                               5848
                                                                82          2840 SH       Defined 01                         2840
Unitedhealth Group Inc.        COM              91324P102      754         30101 SH       Sole                              30101
Valley National Bancorp        COM              919794107     2175        176984 SH       Sole                             176984
Verizon Communications         COM              92343v104     3774        124665 SH       Sole                             124665
                                                                72          2370 SH       Defined 01                         2370
Viacom Class B                 COM              92553p201      238          8489 SH       Sole                               8489
Wal Mart                       COM              931142103     1222         24885 SH       Sole                              24885
General Growth Properties, Inc COM              370021107      173         35773 SH       Sole                              35773
UMH Properties Inc.            COM              903002103      560         68705 SH       Sole                              68705
Washington Real Estate Investm COM              939653101     3481        120853 SH       Sole                             120853
IShares Barclays Tips Bond Fun 1-3 YR TRS Bd    464287176     1681         16343 SH       Sole                              16343
IShares S&P US Preferred Stock STK IDX          464288687     2407         66355 SH       Sole                              66355